Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	COMMON	ADDITIONAL PAID-IN CAPITAL	ACCUMULATED DEFICIT	ACCUMULATED OTHER COMPREHENSIVE GAIN (LOSS)
Beginning Balance (in shares) at Dec. 31, 2023		4,728,674
Beginning Balance at Dec. 31, 2023	$ 106,184	$ 4	$ 341,410	$ (235,245)	$ 15
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock from a securities purchase agreement, net of offering costs (in shares)		454,545
Issuance of common stock from a securities purchase agreement, net of offering costs of $268	5,137		5,137
Issuance of common stock under the stock purchase plan (in shares)		7,603
Issuance of common stock under the stock purchase plan	62		62
Issuance of common stock under the stock award plan		241
Forfeiture of restricted common stock (in shares)		(2,320)
Forfeiture of restricted common stock	0
Share-based compensation	7,993		7,993
Net loss	(57,775)			(57,775)
Other comprehensive gain	53				53
Ending Balance (in shares) at Dec. 31, 2024		5,188,743
Ending Balance at Dec. 31, 2024	61,654	$ 4	354,602	(293,020)	68
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock from a securities purchase agreement, net of offering costs (in shares)		12,736
Share-based compensation	1,879		1,879
Net loss	(9,439)			(9,439)
Other comprehensive gain	(21)				(21)
Ending Balance (in shares) at Mar. 31, 2025		5,201,479
Ending Balance at Mar. 31, 2025	54,073	$ 4	356,481	(302,459)	47
Beginning Balance (in shares) at Dec. 31, 2024		5,188,743
Beginning Balance at Dec. 31, 2024	61,654	$ 4	354,602	(293,020)	68
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock under the stock purchase plan (in shares)		7,258
Issuance of common stock under the stock purchase plan	$ 16		16
Issuance of common stock under the stock award plan	0	87,320
Share-based compensation	$ 5,314		5,314
Net loss	(8,978)			(8,978)
Other comprehensive gain	(50)				(50)
Ending Balance (in shares) at Dec. 31, 2025		5,283,321
Ending Balance at Dec. 31, 2025	$ 57,956	$ 4	359,932	(301,998)	18
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock under the stock purchase plan (in shares)		6,354
Issuance of common stock under the stock award plan	561	561
Issuance of common stock under the stock award plan	$ 3		3
Share-based compensation	613		613
Net loss	(8,278)			(8,278)
Other comprehensive gain	(17)				(17)
Ending Balance (in shares) at Mar. 31, 2026		5,290,236
Ending Balance at Mar. 31, 2026	$ 50,277	$ 4	$ 360,548	$ (310,276)	$ 1